Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Thousands	Mar. 21, 2025 USD ($) $ / shares shares	Mar. 07, 2025 USD ($) $ / shares shares	May 06, 2025 USD ($)	Mar. 31, 2025 $ / shares shares	Mar. 20, 2025 shares	Feb. 13, 2025 $ / shares	Dec. 31, 2024 $ / shares shares	Aug. 08, 2024 $ / shares shares	Mar. 04, 2024 $ / shares	Dec. 31, 2023 $ / shares shares	Dec. 27, 2023 $ / shares
Subsequent Event [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01								$ 0.01		$ 11.5
Preferred stock, shares authorized (in shares)				25,000,000			25,000,000
Related Party | Other Debt Payable
Subsequent Event [Line Items]
Principal and accrued interest | $	$ 4,227
Series B Preferred Stock
Subsequent Event [Line Items]
Debt converted, shares issued (in shares)	4,227
Exercise price (in dollars per share) | $ / shares							$ 0.01
Preferred stock, shares authorized (in shares)				29,737			29,737			25,510
Common Class A
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Number of warrants (in shares)	1,268,100
Private Placement | Common Class A
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares								$ 0.0001
Number of warrants (in shares)								5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01
Warrant expiration period	5 years
Subsequent Event [Member] | Related Party | Other Debt Payable
Subsequent Event [Line Items]
Principal and accrued interest | $	$ 4,227
Subsequent Event [Member] | Series B Preferred Stock
Subsequent Event [Line Items]
Debt converted, shares issued (in shares)	4,227
Preferred stock, shares authorized (in shares)	29,737				25,510
Subsequent Event [Member] | Common Class A
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares	$ 0.0001
Number of warrants (in shares)	1,268,100
Subsequent Event [Member] | Bank #5 | Notes Payable to Banks
Subsequent Event [Line Items]
Debt instrument, back end fee, percentage	0.03
Debt instrument, debt covenant, loan-to-value ratio threshold, percentage	0.85
Subsequent Event [Member] | Private Placement
Subsequent Event [Line Items]
Issuance of stock (in shares)		2,000,000
Exercise price (in dollars per share) | $ / shares		$ 2.9
Proceeds from issuance of common stock | $		$ 5,800
Subsequent Event [Member] | SpinCo.
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares						$ 0.001
Subsequent Event [Member] | Jet.AI Inc [Member] | Convertible C Preferred Stock [Member]
Subsequent Event [Line Items]
Value of shares to be issued upon conversion warrants | $			$ 50,000